Fair Value Measurement	12 Months Ended
Aug. 31, 2021
Fair Value Disclosures [Abstract]
Fair Value Measurement
27.	Fair Value Measurement

The Group applies ASC 820 (“ASC 820”), Fair Value Measurements and Disclosures. ASC 820 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 requires disclosures to be provided on fair value measurement.

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1 - Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 - Other inputs that are directly or indirectly observable in the marketplace.

Level 3 - Unobservable inputs which are supported by little or no market activity.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach; and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Assets and Liabilities Measured or Disclosed at Fair Value on a recurring basis

In accordance with ASC 820, the Group measures available-for-sale investments and contingent consideration for business acquisitions at fair value on a recurring basis. The fair value of the Group’s available-for-sale investments were measured using the income approach, based on the value indicated by current market expectations about those future amounts with the exception of one debt security, which was measured using the market approach, based on market value of comparable companies operating in similar businesses and other significant inputs derived from or corroborated by observable market data. The Company measured the fair value of contingent consideration for business combination using management’s estimates of the acquiree’s adjusted net operating profits for the years ended August 31, 2019 and 2020, as well as a discount factor which considered the time value of money and credit risk. Significant increases (decreases) in the inputs used in the fair value measurement of Level 3 available-for-sale securities and contingent consideration in isolation would result in a significant lower (higher) fair value measurement.

Assets and liabilities measured or disclosed at fair value on a recurring basis are summarized below (continued):

		Fair value measurement or disclosure
		at August 31, 2020 using
	Total fair value at August 31, 2020	Quoted prices in active market for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	RMB	RMB	RMB	RMB
Fair value measurement
Short-term investments:
Available-for-sale	243,743	-	-	243,743
Long-term investments:
Available-for-sale	614,141	-	-	614,141
Total assets measured at fair value	857,884	-	-	857,884
Total assets measured at fair value in US$	125,286	-	-	125,286

Fair value measurement
Contingent consideration	47,084	-	-	47,084
Total liability measured at fair value	47,084	-	-	47,084

Total liability measured at fair value in US$	7,288	-	-	7,288

		Fair value measurement or disclosure
		at August 31, 2021 using
	Total fair value at August 31, 2021	Quoted prices in active market for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	RMB	RMB	RMB	RMB
Fair value measurement
Short-term investments:
Available-for-sale	68,575	-	-	68,575
Long-term investments:
Available-for-sale	-	-	-	-
Total assets measured at fair value	68,575	-	-	68,575
Total assets measured at fair value in US$	10,615	-	-	10,615

Fair value measurement
Contingent consideration	-	-	-	-
Total liability measured at fair value	-	-	-	-

Total liability measured at fair value in US$	-	-	-	-

Reconciliations of assets categorized within Level 3 under the fair value hierarchy are as follow:

Available-for-sale investments:

RMB
Balance as of August 31, 2018	485,307
Additions	1,040,581
Disposals	(262,651)
Changes in fair value	(43,454)
Accrued interest	52,395
Balance as of August 31, 2019	1,272,178
Additions	358,256
Disposals	(547,131)
Changes in fair value	(12,422)
Accrued interest	23,628
Impairment loss	(236,625)
Balance as of August 31, 2020	857,884
Additions	64,604
Disposals	(247,617)
Changes in fair value	3,874
Accrued interest	3,971
Impairment loss	(614,141)
Balance as of August 31, 2021	68,575
Balance as of August 31, 2021, in US$	10,615

Assets and Liabilities Measured or Disclosed at Fair Value on a nonrecurring basis

The Group measures certain financial assets, including equity method investments and equity securities without readily determinable fair value, at fair value on a nonrecurring basis only if impairment charges were to be recognized. The Group’s non-financial assets, such as goodwill, intangible assets and property and equipment, would be measured at fair value only if they were determined to be impaired on an other-than-temporary basis.

During the years ended August 31,2021, RMB 1,372,582 (US$212,461) impairment charge was recorded for equity securities without readily determinable fair value. The valuations are classified within Level 3, using income approach based on the Group’s best estimate of the future cash flow forecast and the discount rate.